AB InBev companies	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
AB InBev companies
35.	AB InBev companies
Listed below are th
e
 most important AB InBev companies. A complete list of the company’s investments is available at AB InBev NV, Brouwerijplein 1,
B-3000
Leuven, Belgium.
LIST OF MOST IMPORTANT FULLY CONSOLIDATED COMPANIES

% of economic interest
as at
Name and registered office of fully consolidated companies	31 December 2021
ARGENTINA
CERVECERIA Y MALTERIA QUILMES SAICA Y G - Charcas 5160 - C1425BOF - Buenos Aires	61.64%

BELGIUM
AB-INBEV N.V - Grand Place 1 - 1000 - Brussel	Consolidating
BRASSERIE DE L’ABBAYE DE LEFFE S.A. - Place de l’Abbaye, 1 - 5500 - Dinant	98.54%
BROUWERIJ VAN HOEGAARDEN N.V. - Stoopkensstraat 46 - 3320 - Hoegaarden	100.00%
COBREW N.V - Brouwerijplein 1 - 3000 - Leuven	100.00%
INBEV BELGIUM BV/SRL - Boulevard Industriel 21 - 1070 - Brussel	100.00%

BOTSWANA
KGALAGADI BREWERIES (PTY) LIMITED - Plot 20768, Kudu Road, Broadhurst Industrial Estate - Gaborone 1	31.06%

BOLIVIA
CERVECERÍA BOLIVIANA NACIONAL S.A. - Av. Montes 400 and Calle Chuquisaca No. 121, Zona Challapampa - La Paz	52.73%

BRAZIL
AMBEV S.A. - Rua Dr. Renato Paes de Barros, 1017 - 3° floor - Itaim Bibi - CEP 04530-001 - Sao Paulo	61.79%

CANADA
LABATT BREWING COMPANY LIMITED - 207 Queen’s Quay West, Suite 299 - M5J 1A7 - Toronto	61.79%

CHILE
CERVECERIA CHILE S.A. - Av. Presidente Eduardo Frei Montalva 9600, Quilicura - 8700000 - Santiago de Chile	61.79%

CHINA
ANHEUSER-BUSCH INBEV (CHINA) SALES CO. LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	87.22%
ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province	84.66%
ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. - 1 Budweiser Avenue, Southwest St., Sanshui District - 528132 - Foshan City, Guangdong	87.22%
ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. - 9 Hapi Road, Pingfang district - 150066 - Harbin City, Heilongijang Province	87.22%
ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. - 18, Yingbin Road - 063300 - Tangshan City, Hebei Province	87.22%
ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. - No.1 West Xuejin Avenue,Hanjiang District - 351111 - Putian City, Fujian Province	87.22%
ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. - Lantian Economic District - 363005 - Zhangzhou City, Fujian Province	87.22%
ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. - 159 Qi Xia East Road, Chengguan Town, Tiantai County - 317200 - Taizhou City, Zhejiang Province	87.22%
ANHEUSER-BUSCH INBEV SEDRIN (NANCHANG) BREWERY CO. LTD. - 1188 Jinsha Avenue, Economic District - Nanchang City, Jiangxi Province	87.22%
SIPING GINSBER DRAFT BEER CO. LTD. - Xianmaquan, Tiedong Area - Siping City, Jilin Province	87.22%
ANHEUSER-BUSCH INBEV (NANTONG) BREWERY CO. LTD. - 666 Zhaoxia Road - Nantong City, Jiangsu Province	87.22%
ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. - No. 1, AB InBev Avenue, Cheng Nan Industry Park, Economic Development Area - 641300 - Ziyang City, Sichuan Province	87.22%
ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. - No. 1 Budweiser Avenue, Industry Park, Tangzhuang Town - 453100 - Weihui City, Henan Province	87.22%

1	The group’s shares entitle the holder to twice the voting rights.

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2021
INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. - 89 Jin Long Quan Avenue - Jingmen City, Hubei Province	52.33%
ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. - No 1 Qujiang Road, Suyu Industry Park - Suqian City, Jiangsu Province	87.22%
ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. - No.1 West Xuejin Avenue,Hanjiang District - 351111 - Putian City, Fujian Province	87.22%
ANHEUSER-BUSCH INBEV(WENZHOU) BREWERY CO. LTD. - No. 5108 Management Office, MingZhu Road, Binghai District, Development Zone - 325025 - Wenzhou City, Zhejiang Province	87.22%
BLUE GIRL BEER (GUANGZHOU) COMPANY LIMITED - Units 2101,21/F, Tower A, China International Centre, 33 Zhongshan San Road - 510000 - Guangzhou City	56.69%

COLOMBIA
ZX VENTURES COLOMBIA S.A.S. - Carrera 53 A, No 127 - 35 - 110221 - Bogota	100.00%
BAVARIA & CIA S.A.S. - Carrera 53 A, No 127 - 35 - 110221 - Bogota	99.16%
KOPPS COMERCIAL S.A.S. - Carrera 53 A, No 127 - 35 - 110221 - Bogota	100.00%
CERVECERIA DEL VALLE - Calle 15, No. 25 A37 Autopista, Cali-Yumbo - 760507 - Yumbo	100.00%
CERVECERIA UNION - Cra 50 A #38-39, Itagui - 55412 - Itaguí	99.14%

CZECH REPUBLIC
PIVOVAR SAMSON A.S. - Lidická 458 - 370 01 - České Budějovice	100.00%
ANHEUSER-BUSCH INBEV CZECH S.R.O. - Vyskočilova 1422/1A - 140 00 - Praha 4-Michle	100.00%

DOMINICAN REPUBLIC
CERVECERIA NACIONAL DOMINICANA S.A. - Autopista 30 de Mayo Km 61/2, Distrito Nacional - A.P. 1086 - Santo Domingo 1	52.52%

ECUADOR
CERVECERÍA NACIONAL (CN) S.A. - Via a daule km 16,5 y calle cobre s/n - Guayaquil, Guayas	95.58%

EL SALVADOR
INDUSTRIAS LA CONSTANCIA S.A. DE C.V. - Avenida Independencia, No 526 - San Salvador	100.00%

FRANCE
AB INBEV FRANCE S.A.S. - Immeuble Crystal, 38, Place Vauban - C.P. 59110 - La Madeleine	100.00%

GERMANY
BRAUEREI BECK GMBH & CO. KG - Am Deich 18/19 - 28199 - Bremen	100.00%
BRAUEREI DIEBELS GMBH & CO. KG - Brauerei-Diebels-Straße 1 - 47661 - Issum	100.00%
HAAKE-BECK AG - Am Deich 18/19 - 28199 - Bremen	99.96%
HASSERÖDER BRAUEREI GMBH. - Auerhahnring 1 - 38855 - Wernigerode	100.00%
ANHEUSER-BUSCH INBEV GERMANY HOLDING GMBH. - Am Deich 18/19 - 28199 - Bremen	100.00%
SPATEN-FRANZISKANER-BRÄU GMBH. - Marsstrasse 46 + 48 - 80335 - München	100.00%
ANHEUSER-BUSCH INBEV DEUTSCHLAND GMBH & CO. KG - Am Deich 18/19 - 28199 - Bremen	100.00%
LÖWENBRÄU AG - Nymphenburger Str. 7 - 80335 - München	100.00%

GHANA
ACCRA BREWERY PLC - Farra Avenue 20 1st Floor, Pkf Building - P.O. Box GP1219 - Accra	59.89%

GRAND DUCHY OF LUXEMBOURG
BRASSERIE DE LUXEMBOURG MOUSEL - DIEKIRCH - Rue de la Brasserie, 1 - L-9214 - Diekirch	95.82%

HONDURAS
CERVECERÍA HONDUREÑA S.A. DE C.V. - Blvd. Del Norte, Carretera Salida a Puerto Cortes - San Pedro Sula	99.60%

HONG KONG
BUDWEISER BREWING COMPANY APAC LIMITED - Suites 3012-16, Tower Two, Times Square, 1 Matheson Street, Causeway Bay - Hong Kong	87.22%

1	85% owned by Ambev S.A.

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2021
INDIA
CROWN BEERS INDIA LIMITED. - 510/511, Minerva House, Sarojini Devi Road - 500003 - Secunderabad, Telangana	87.22%
ANHEUSER BUSCH INBEV INDIA LIMITED. - Unit No.301-302, Dynasty Business Park, 3rd Floor Andheri - Kurla Road, Andheri (East) - 400059 - Mumbai, Maharashtra	87.05%

ITALY
ANHEUSER-BUSH INBEV ITALIA S.P.A. - Via Fratelli Castiglioni, 8 - 20214 - Milano	100.00%

MEXICO
CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V. - Cerrada de Palomas 22, Piso 6, Reforma Social - C.P. 11650 - Mexico City, CD MX	100.00%
COMPANIA CERVECERA DE ZACATECAS S. DE R.L. DE C.V. - Blvd. Antonino Fernandez Rodriguez n° 100 - C.P. 98500 - Calera de Victor Rosales, Zacatecas	100.00%

MOZAMBIQUE
CERVEJAS DE MOÇAMBIQUE SA - Rua do Jardim 1329 - Maputo	51.47%

THE NETHERLANDS
INBEV NEDERLAND N.V. - Ceresstraat 1 - 4811 CA - Breda	100.00%
INTERBREW INTERNATIONAL B.V. - Ceresstraat 1 - 4811 CA - Breda	100.00%
AB INBEV AFRICA B.V. - Ceresstraat 1 - 4811 CA - Breda	62.00%

NIGERIA
INTERNATIONAL BREWERIES PLC - 22/36 Glover Road, Lagos, Ikoyi, Nigeria - Lagos 1	43.00%

PANAMA
CERVECERÍA NACIONAL S DE RL - Ave. Ricardo J. Alfaro, Corregimiento de Betania, Distrito de Panamá, - Panama City	61.79%

PARAGUAY
CERVECERÍA PARAGUAYA S.A. - Ruta Villeta km 30 N 3045 - 2660 - Ypané	53.98%

PERU
COMPANIA CERVECERA AMBEV PERU S.A.C. - Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa - Lurigancho (Chosica) - 15 - Lima	97.22%
UNIÓN DE CERVECERÍAS PERUANAS BACKUS Y JOHNSTON S.A.A. - 3986 Av. Nicolas Ayllon, Ate - 3 - Lima	93.78%

SPAIN
COMPAÑÍA CERVECERA DE CANARIAS, S.A. - Av Ángel Romero, 18 - 38009 - Santa Cruz de Tenerife	51.03%

SOUTH AFRICA
SABSA HOLDINGS LTD PUBLIC LIMITED COMPANY - 65 Park Lane, Sandown - 2001 - Johannesburg	100.00%
THE SOUTH AFRICAN BREWERIES (PTY) LTD LIMITED BY SHARES - 65 Park Lane, Sandown - 2146 - Johannesburg	100.00%

SOUTH KOREA
ORIENTAL BREWERY CO. LTD. - 8F, ASEM Tower, 517, Yeongdong-daero, Gangnam-gu - 06164 - Seoul	87.22%

SWITZERLAND
ANHEUSER-BUSCH INBEV PROCUREMENT GESELLSCHAFT MIT BESCHRÄNKTER HAFTUNG (GMBH) - Suurstoffi 22 - 6343 - Rotkreuz	100.00%

TANZANIA
TANZANIA BREWERIES PLC - Uhuru Street, Plot 79, Block AA - P.O. Box 9013 - Dar es Salaam 1	39.65%

UGANDA
NILE BREWERIES LTD - Plot M90 Yusuf Lule Road, Njeru - P.O. Box 762 - Jinja - Eastern Uganda	61.64%

1	The company is consolidated due to the group’s majority shareholdings and ability to control the operations.

Name and registered office of fully consolidated companies	% of economic interest as at 31 December 2021
UNITED KINGDOM
ABI SAB GROUP HOLDING LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
ABI UK HOLDING 1 LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
AB INBEV UK LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
AB INBEV HOLDINGS LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
AB INBEV INTERNATIONAL BRANDS LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%
ZX VENTURES LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London	100.00%

UNITED STATES
ANHEUSER-BUSCH COMPANIES, LLC. - One Busch Place - MO 63118 - St. Louis	100.00%
ANHEUSER-BUSCH INTERNATIONAL, INC. - One Busch Place - MO 63118 - St. Louis	100.00%
ANHEUSER-BUSCH PACKAGING GROUP, INC. - One Busch Place - MO 63118 - St. Louis	100.00%
ANHEUSER-BUSCH, LLC. - One Busch Place - MO 63118 - St. Louis	100.00%
ANHEUSER-BUSCH NORTH AMERICAN HOLDING CORPORATION - C/O THE CORPORATION TRUST COMPANY, INC. - 1209 Orange Street - DE 19801 - Wilmington	100.00%
METAL CONTAINER CORPORATION, INC. - One Busch Place - MO 63118 - St. Louis	50.10%

URUGUAY
CERVECERIA Y MALTERIA PAYSANDU S.A. - Cesar Cortinas, 2037 - C.P. 11500 - Montevideo	61.75%

VIETNAM
ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED - 2 VSIP II-A, Street No. 28 - Singapore II-A Industrial Park, Vinh Tan Ward - Tan Uyen Town, Binh Duong Province	87.22%

ZAMBIA
ZAMBIAN BREWERIES - Plot No 6438, Mungwi Road - P.O. Box 31293 - Lusaka	54.00%
LIST OF MOST IMP
O
RTANT ASSOCIATES AND JOINT VENTURES

Name and registered office of associates and joint ventures	% of economic interest as at 31 December 2021
FRANCE
SOCIÉTÉ DES BRASSERIES ET GLACIÈRES INTERNATIONALES S.A - 49 rue François 1er - Paris	20.00%

GIBRALTAR
B.I.H. BRASSERIES INTERNATIONALES HOLDING LIMITED LIMITED - ICC Building, 10th Floor, Main Street	20.00%
B.I.H. BRASSERIES INTERNATIONALES HOLDING (ANGOLA) LIMITED - Suite 10/3, International Commercial Centre, 2A Main Street	27.00%

TURKEY
ANADOLU EFES BIRACILIK VE MALT SANAYII A.S. - Bahçelievler Mahallesi, Sehit Ibrahim Koparir Caddesi No. 4, Bahçelievler - Istanbul	24.00%

ZIMBABWE
DELTA CORPORATION LIMITED - Sable House, Northridge Close, Borrowdale - P.O. Box BW 343 - Harare	25.42%

RUSSIA
AB INBEV EFES JSC - 28 Moskovskaya street, Moscow region - 141607 - Klin	50.00%